Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 30, 2024 shares	May 03, 2024 USD ($) $ / shares shares	Apr. 11, 2024 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares Rate shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Feb. 28, 2021 shares
Disclosure of classes of share capital [line items]
Share split ratio of authorized and issued shares			26-for-1
Stock split ratio | shares			26
Number of shares issued | shares		11,000,000
Number of ordinary shares in exchange for two warrants | shares					8,733,400
Number of ordinary shares in exchange for each warrants | shares					4,366,700
Warrant expired date					Feb. 08, 2026
Exercise price of warrants per share | $ / shares					$ 0.01
Proceeds from issue of shares		$ 243,900
Treasury shares					$ 124,109	$ 0
Par value per share | $ / shares		$ 24
Share capital					$ 4,479	2,253
Minimum percentage of transfer of ordinary shares that triggers share conversion					51.00%
Minimum percentage of disposal of assets that triggers share conversion					51.00%
Percentage of warrants vesting	100.00%
Percentage of warrants exercised	100.00%
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Dividends declared					$ 700	300
Dividends paid, other shares					$ 700	$ 300
Series C Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares						184,267,200,000		184,267,200
Percentage of liquidation preference if paid in cash					6.00%
Applicable dividend cap				$ 22,200
Percentage of increase in dividend cap					3.00%
Minimum share price required to entitle dividend per year | $ / shares					$ 0.01
Preference Shares Convertible Conversion Rate | Rate					100.00%
Preference shares convertible conversion price | $ / shares					$ 7.69
Dividends recognized					$ 28,600
0% Vesting at $15.38 or Lower Price Per Ordinary Share
Disclosure of classes of share capital [line items]
Vesting percentage of warrants					0.00%
Ordinary share price per share | $ / shares					$ 15.38
100% Vesting at $23.08 or Higher Price per Ordinary Share
Disclosure of classes of share capital [line items]
Vesting percentage of warrants					100.00%
Ordinary share price per share | $ / shares					$ 23.08
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	8,733,400				320,121,800,000	94,165,344,000
Dividends declared					$ 7,200	$ 20,600	$ 19,500
Dividends paid, other shares						$ 20,600	19,500
Dividends paid, ordinary shares					$ 7,200
Shares Excluding Series C Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares					447,892,924	225,255,888
Par value per share | $ / shares					$ 0.01	$ 0.01
Share capital					$ 4,500	$ 2,300
Series C Liquidation Preference and Series C Preferential Dividend
Disclosure of classes of share capital [line items]
Percentage of liquidation preference if paid by accretion to preference shares					8.00%
Series C Preferential Dividend [member]
Disclosure of classes of share capital [line items]
Dividends recognized						85,000	85,000
Special shares and preference shares [member]
Disclosure of classes of share capital [line items]
Dividends declared					$ 11,000	$ 28,700	$ 27,000
Dividends paid, ordinary shares					$ 11,000